Revenue from Contract with Customers - Revenue by Business Line (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 6,829	$ 3,184
Asset Monitoring
Disaggregation of Revenue [Line Items]
Total revenue	5,148	2,360
Constellation as a Service (“CaaS”)
Disaggregation of Revenue [Line Items]
Total revenue	824	824
Space Systems
Disaggregation of Revenue [Line Items]
Total revenue	$ 857	$ 0